Transactions with Related Parties - Summary of Accounts Receivable (Payable) with Other Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable	$ (828,975)	$ (704,612)	$ (722,923)
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	24	24	24
Fly by Wings, S.A. de C.V. (Independent Director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	122	591
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	630	1,926
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable			76
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable		1,041	2,265
Otayconnect, S. de R. L. de C.V. (Shareholder) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable		569
Restaurantes SUSHI ITTO, S.A. de C.V. (Independent Director)
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable		45
Beer Factory Mexico, S.A. de C.V. (Independent Director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	$ 91	$ 588